TAXES PAYABLE	6 Months Ended
Dec. 31, 2019
TAXES PAYABLE
TAXES PAYABLE

NOTE 16. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
VAT payable	¥1,732,736	¥1,947,453	$279,486
Income tax payable	440,031	758,831	108,902
Other taxes payable	8,080	125,418	17,999
Total taxes payable	¥2,180,847	¥2,831,702	$406,387